Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Sale, leases and services receivables	$ 24,809	$ 24,477
Less: Allowance for doubtful accounts	(1,856)	(1,253)
Total trade receivables	22,953	23,224
Prepaid expenses	5,585	5,797
Borrowings, deposits and other debit balances	2,882	3,558
Advances to suppliers	906	1,146
Tax receivables	446	552
Others	2,142	1,650
Total other receivables	11,961	12,703
Total trade and other receivables	34,914	35,927
Non-current	12,370	12,667
Current	22,544	23,260
Total	$ 34,914	$ 35,927